Receivables from Supply Chain Solutions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Receivable Related To Supply Chain Business [Abstract]
Receivables from supply chain solution	$ 59,792,613	$ 10,741,981
Supply Receivable	$ 44,300,000